Inventories (Details) - USD ($) $ in Millions	Jan. 03, 2016	Dec. 28, 2014
Inventories
Raw materials and supplies	$ 141.6	$ 143.1
Work in process	149.4	153.5
Finished goods	45.8	43.3
Total inventories, Gross	336.8	339.9
Progress payments	(12.3)	(11.6)
Reduction to LIFO cost basis	(15.3)	(16.5)
Total inventories, net	$ 309.2	$ 311.8